Key Risk Themes - Commercial Real Estate (Tables)	6 Months Ended
Jun. 30, 2025
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
Stress-tested CRE Portfolio [text block table]	Stress-tested CRE portfolio Jun 30, 2025 Dec 31, 2024 in € m. Gross Carrying Amount¹ Gross Carrying Amount¹ Exposure by stages Stage 1 16,415 18,756 Stage 2 7,506 7,713 Stage 3 2,919 2,836 Total 26,840 29,305 thereof: North America 51% 54% Western Europe (including Germany) 41%2 39%2 Asia/Pacific 7% 7% thereof: offices 41% 42% North America 23% 24% Western Europe (including Germany) 17%3 17%3 Asia/Pacific 1% 2% thereof: residential 13% 12% thereof: hospitality 12% 10% thereof: retail 10% 10% Weighted average LTV, in % Investment Bank 64% 66% Corporate Bank 57% 56% Other Business 70% 71% Six monthsendedJun 30, 2025 Twelve monthsendedDec 31, 2024 Allowance for Credit Losses4 744 653 Provision for Credit Losses4 399 492 thereof: North America 325 400 1 Loans at amortized cost 2 Germany accounts for ca 8% of the total stress-tested CRE portfolio as of June 30, 2025 and as of December 31, 2024 3 Office loans in Germany account for 11% of total office loans in the stress-tested CRE portfolio as of June 30, 2025 and 10% as of December 31, 2024 respectively 4 Allowance for Credit Losses and Provision for Credit Losses do not include country risk allowances/provisions.